Financial Risk Management and Financial Instruments - Summary of Changes in Convertible Notes (Details) - Exchangeable Notes Due 2026 € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure of detailed information about borrowings [line items]
Beginning Balance	€ 0
Initial recognition	1,232
Changes in fair value recognized in consolidated statement of operations	(112)
Effect of changes in foreign exchange rates	82
Ending Balance	€ 1,202